Share-based Option Plan - Summary of Restricted stock option plan (Detail) - Restricted stock options plan									12 Months Ended	90 Months Ended
	Jul. 07, 2021 share R$ / shares	Jun. 19, 2020 share R$ / shares	Aug. 05, 2019 share R$ / shares	Aug. 07, 2018 share R$ / shares	Jul. 06, 2017 share R$ / shares	Jul. 01, 2016 share R$ / shares	Jul. 01, 2015 share R$ / shares	Jun. 30, 2014 share R$ / shares	Dec. 31, 2021 brazilianReal	Dec. 31, 2021 brazilianReal share	Dec. 31, 2021 share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)									4 years
Vesting percentage									25.00%
Number of other equity instruments granted in share-based payment arrangement										3,578,395
Number of other equity instruments outstanding in share-based payment arrangement									136,361	136,361	1,366,386
June 30, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted | R$ / shares								R$ 21
Number of other equity instruments granted in share-based payment arrangement								487,670
Number of other equity instruments outstanding in share-based payment arrangement											0
July 1, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted | R$ / shares							R$ 21
Number of other equity instruments granted in share-based payment arrangement							294,286
Number of other equity instruments outstanding in share-based payment arrangement											0
July 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted | R$ / shares						R$ 21
Number of other equity instruments granted in share-based payment arrangement						367,184
Number of other equity instruments outstanding in share-based payment arrangement											0
July 6, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted | R$ / shares					R$ 24.17
Number of other equity instruments granted in share-based payment arrangement					285,064
Number of other equity instruments outstanding in share-based payment arrangement											1,550
August 7, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted | R$ / shares				R$ 24.43
Number of other equity instruments granted in share-based payment arrangement				291,609
Number of other equity instruments outstanding in share-based payment arrangement											61,222
August 5, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted | R$ / shares			R$ 51.65
Number of other equity instruments granted in share-based payment arrangement			170,000
Number of other equity instruments outstanding in share-based payment arrangement											72,503
June 19, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted | R$ / shares		R$ 21.8
Number of other equity instruments granted in share-based payment arrangement		1,382,582
Number of other equity instruments outstanding in share-based payment arrangement											947,723
July 07, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted | R$ / shares	R$ 42.67
Number of other equity instruments granted in share-based payment arrangement	300,000
Number of other equity instruments outstanding in share-based payment arrangement											283,388